Fees Summary	Jan. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,625,000
Previously Paid Amount	0.00
Total Fee Amount	708.09
Total Offset Amount	0.00
Net Fee	708.09
Narrative - Max Aggregate Offering Price	$ 4,625,000
Final Prospectus	true